Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 822,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	125,886.48
Total Offset Amount	96,835.75
Net Fee	$ 29,050.73